TAXATION - Amounts of current and deferred income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Current Income tax expenses	¥ (465,784)		¥ (1,495,623)	¥ (2,105,688)
Deferred income tax benefit	2,686,732		1,426,182	845,403
Income tax (expenses)/benefits, net	¥ 2,220,948	$ 317,591	¥ (69,441)	¥ (1,260,285)